Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Total mortgage income in the consolidated statement of comprehensive income	$ 398,000
Fair value assets additions to Level 1 purchases	15,496,000
Impaired non-covered loans with an outstanding balance	4,099,000	7,269,000
Reserve in allowance for credit losses	1,029,000	880,000
Asset impairment loss	4,941,000	2,743,000
Book value of company owned branches after impairment loss	$ 5,131,000